Unconsolidated Affiliates - Summarized Aggregate Financial Information of Company's Affiliates Accounted for Under Equity Method (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Operations
Sales	$ 1,358	$ 1,391	$ 1,200
Gross profit	369	385	325
Earnings from continuing operations	86	77	74
Net earnings	86	77	74
Balance Sheets
Current assets	610	576	530
Noncurrent assets	271	266	265
Current liabilities	375	373	345
Noncurrent liabilities	$ 276	$ 292	$ 287